Commitments and contingencies (Details) (USD $)	1 Months Ended
	May 31, 2012	May 01, 2012 item	Jun. 30, 2012 Lease agreement	Dec. 31, 2011 Lease agreement
Commitments and contingencies.
Period of lease	60 months
Area of lease (in square feet)		6,000
Base annual rent per month	$ 22,000
Annual increase in base annual rent (as a percent)		3.00%
Commitments and contingencies
2012			110,000	123,000
2013			267,000	267,000
2014			275,000	275,000
2015			284,000	284,000
2016			292,000
Thereafter			173,000
Total			$ 1,401,000	$ 1,414,000